INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Schedule of Income Tax Expense
The Company's income tax expense is as follows:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2021	2020	2019
Current tax:
Current tax on profits for the year	$—	$1	$—
Adjustments in respect of prior years	—	—	$—
Total current tax expenses	—	1	—
Deferred tax:
Origination and reversal of temporary differences	2	—	—
Total deferred tax expenses	2	—	—
Total income tax expense	$2	$1	$—

Disclosure of reconciliation of statutory income tax rate
The Company’s income tax expense is reconciled as follows:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2021	2020	2019
Net (loss) income before income tax	$(42)	$2	$6
Income tax at statutory tax rate	(11)	1	2

Tax effect of:
International operations subject to different tax rates	13	—	—
Derecognition (Recognition) of deferred tax assets	—	—	(2)

Total income tax expense	$2	$1	$—

Income Tax Rate Reconciliation
The Company’s effective tax rate is different from the Company’s statutory income tax rate due to the following differences set out below:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2021	2020	2019
Statutory income tax rate	26.5%	26.5%	26.5%
Increase (reduction) in rate resulting from:
International operations subject to different tax rates	(30.9)%	15.9%	—%
Derecognition (recognition) of deferred tax assets	—%	—%	(24.7)%
Other	—%	(13.0)%	0.7%
Effective income tax rate	(4.4)%	29.4%	2.5%

Deferred tax assets
The gross movement on the deferred tax asset is as follows:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2021	2020
Deferred tax asset, beginning of year	$—	$—
Tax booked to income statement	(2)	—
Tax booked to balance sheet	2	—
Tax booked to equity	20	—
Deferred tax assets, end of year	$20	$—

AS AT DEC. 31 US$ MILLIONS	2021	2020
Non-capital loss carryforwards	$18	$—
Tax credit carryforwards	2	—
Deferred tax asset	$20	$—